UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-490
                                                      -------

                          OPPENHEIMER EQUITY FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           3.7%
--------------------------------------------------------------------------------
Corning, Inc.                                                               2.8
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                                     2.8
--------------------------------------------------------------------------------
Siemens AG, Sponsored ADR                                                   2.6
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          2.6
--------------------------------------------------------------------------------
Wachovia Corp.                                                              2.6
--------------------------------------------------------------------------------
UBS AG                                                                      2.5
--------------------------------------------------------------------------------
United Technologies Corp.                                                   2.5
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                              2.3
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       2.2

Portfolio holdings and strategies are subject to change. Percentages are as of December 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Communications Equipment                                                    5.7%
--------------------------------------------------------------------------------
Capital Markets                                                             5.5
--------------------------------------------------------------------------------
Insurance                                                                   5.2
--------------------------------------------------------------------------------
Aerospace & Defense                                                         5.1
--------------------------------------------------------------------------------
Software                                                                    5.1
--------------------------------------------------------------------------------
Computers & Peripherals                                                     4.8
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    4.7
--------------------------------------------------------------------------------
Oil & Gas                                                                   4.7
--------------------------------------------------------------------------------
Media                                                                       4.5
--------------------------------------------------------------------------------
Commercial Banks                                                            3.9

Portfolio holdings and strategies are subject to change. Percentages are as of December 31, 2006, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.


                       7 | OPPENHEIMER EQUITY FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                   25.0%
  Communications Equipment                                5.8
  Software                                                5.3
  Computers & Peripherals                                 4.9
  Semiconductors & Semiconductor Equipment                4.8
  Internet Software & Services                            3.6
  IT Services                                             0.6
Financials                                               20.0
Health Care                                              12.1
Consumer Discretionary                                   11.6
Industrials                                               9.9
Consumer Staples                                          7.3
Energy                                                    7.0
Utilities                                                 3.5
Materials                                                 2.7
Telecommunication Services                                0.9

Portfolio holdings and strategies are subject to change. Percentages are as of December 31, 2006, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                        8 | OPPENHEIMER EQUITY FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ending December 31, 2006, Oppenheimer Equity Fund, Inc.'s Class A shares (without sales charge) returned 10.34%. The Fund underperformed its benchmark, the S&P 500 Index, which returned 15.78%. In terms of sector performance relative to the benchmark, the top contributor was the materials sector. In contrast, bottom-performers included the information technology, financials and telecommunication services sectors.

      In terms of sector and individual stock performance, the Fund's overweighted position in the information technology sector hurt results. Over the period, this sector was plagued by volatility caused by traders taking stock prices to extreme levels along with market fears over inflation and rising interest rates. As a result, the sector underperformed for the period. Notable underperformance came from software companies Microsoft Corp. and Novell, Inc. Microsoft suffered as investors grew concerned over the company's new business plans. Novell's stock was punished due to difficulties with the transition from its flagship operating system, Netware, to its new system, OES, with slow uptake from the Suse Linux acquisition. Additional performance detractors included Corning, Inc. and Yahoo!, Inc. Corning, a diversified technology products maker and chief supplier of liquid crystal display (LCD) products, disappointed as inventory issues involving LCD televisions and computer monitors developed. Lastly, Yahoo!'s stock slipped on news of slowing growth in its online advertising business, in addition to the delayed launch of its greatly anticipated new internet search platform.

      The Fund's performance within the financials and telecommunication services sectors also detracted from returns. Within financials, relative performance was hurt due to the Fund's underweighted position in the sector and disappointing stock selection. Top detractors included Legg Mason, Inc. and Capital One Financial Corp. Both companies declined as they faced difficulties over the integration of recent acquisitions.

      Much of the Fund's negative performance within the telecommunication services sector can be attributed to our underweighted position and not owning such stocks as AT&T, during a time when the stock did well, and instead focusing on Sprint Nextel Corp. Sprint Nextel came under pressure as it struggled to attract enough subscribers in addition to its lack in progress addressing "churn," the percentage of customers that leave the network. We have since exited our position.

      Within energy, the Fund's relative underperformance was due to its underweighted position in the sector as well as to poor returns from individual stocks. However, our positions in Exxon Mobil Corp. and BP plc, ADR greatly aided performance. The Fund's


                        9 | OPPENHEIMER EQUITY FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

healthcare holdings also hurt relative performance despite the strong performance generated by UnitedHealth Group, Inc. and Celgene Corp.

      Most of the Fund's relative gains were achieved in the materials sector in addition to strong performance posted by multiple individual stocks. Within materials, top contributors included Monsanto Co., an agricultural company, and Phelps Dodge Corp., a copper production company, which we sold and realized profits. Monsanto's earnings growth and stock performance continued to excel as the company successfully maintained its competitive advantage in the seed business. Phelps Dodge outperformed as a result of strong copper prices. As copper production has grown increasingly difficult, demand has remained solid, and as a result, copper prices have risen, benefiting the company.

      A variety of individual stocks posted strong performance. Within consumer staples, the Fund benefited from our holdings in ConAgra Foods, Inc., the global retail food products firm. Management has effectively improved its execution on costs, which drove the company's stock price up. The Fund also benefited from strong performance generated by Altria Group, Inc., as well as its underweighted position in Wal-Mart Stores, Inc., during a period when the company's stock price slipped. One of the best performing stocks for the Fund was within the financials sector, UBS AG. Over the last 12-month period, UBS AG posted dynamic earnings growth due to its robust asset gathering in its private wealth business. Within technology, top contributors included Apple Computer, Inc., Cisco Systems, Inc. and Cognizant Technology Solutions Corp. Apple Computer continued to enjoy the success of its iPod music players along with strong sales from its Macintosh computers. Strong quarterly earnings results combined with a bullish outlook for 2007 pushed Cisco Systems's stock price up. Lastly, offshore outsourcing IT services provider Cognizant Technology Solutions continued to benefit from the strong outsourcing trend.

      As of the end of the reporting period, the Fund has an underweighted position relative to the S&P 500 Index in the energy sector. Conversely, the Fund's most significant relative overweighted position is in the information technology sector.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2006. In the case of Class A, Class B, Class C and Class Y shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.


                       10 | OPPENHEIMER EQUITY FUND, INC.

      The Fund's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                       11 | OPPENHEIMER EQUITY FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Equity Fund, Inc. (Class A)

     S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Equity
                               Fund, Inc             S & P 500
                               (Class A)               Index
                           ------------------        ---------
  12/31/1996                     9,425                10,000
  03/31/1997                     9,462                10,269
  06/30/1997                    10,674                12,060
  09/30/1997                    11,694                12,963
  12/31/1997                    12,006                13,335
  03/31/1998                    13,283                15,194
  06/30/1998                    13,788                15,698
  09/30/1998                    12,296                14,140
  12/31/1998                    14,547                17,149
  03/31/1999                    15,022                18,003
  06/30/1999                    15,966                19,269
  09/30/1999                    15,164                18,069
  12/31/1999                    17,214                20,756
  03/31/2000                    18,607                21,231
  06/30/2000                    17,995                20,667
  09/30/2000                    18,502                20,467
  12/31/2000                    16,247                18,867
  03/31/2001                    14,757                16,631
  06/30/2001                    15,309                17,604
  09/30/2001                    13,185                15,021
  12/31/2001                    14,552                16,626
  03/31/2002                    14,342                16,672
  06/30/2002                    13,027                14,440
  09/30/2002                    11,529                11,946
  12/31/2002                    11,962                12,953
  03/31/2003                    11,597                12,545
  06/30/2003                    13,196                14,475
  09/30/2003                    13,673                14,858
  12/31/2003                    15,103                16,666
  03/31/2004                    15,384                16,948
  06/30/2004                    15,482                17,240
  09/30/2004                    15,117                16,917
  12/31/2004                    16,724                18,478
  03/31/2005                    16,322                18,082
  06/30/2005                    16,893                18,329
  09/30/2005                    17,804                18,989
  12/31/2005                    18,088                19,385
  03/31/2006                    18,880                20,200
  06/30/2006                    17,985                19,909
  09/30/2006                    18,845                21,036
  12/31/2006                    19,959                22,444

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/06

1-Year 4.00%       5-Year 5.27%       10-Year 7.16%


                       12 | OPPENHEIMER EQUITY FUND, INC.

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Equity Fund, Inc. (Class B)

     S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Equity
                               Fund, Inc             S & P 500
                               (Class B)               Index
                           ------------------        ---------
  12/31/1996                    10,000                10,000
  03/31/1997                    10,010                10,269
  06/30/1997                    11,271                12,060
  09/30/1997                    12,316                12,963
  12/31/1997                    12,617                13,335
  03/31/1998                    13,947                15,194
  06/30/1998                    14,441                15,698
  09/30/1998                    12,848                14,140
  12/31/1998                    15,172                17,149
  03/31/1999                    15,644                18,003
  06/30/1999                    16,590                19,269
  09/30/1999                    15,714                18,069
  12/31/1999                    17,808                20,756
  03/31/2000                    19,223                21,231
  06/30/2000                    18,544                20,667
  09/30/2000                    19,020                20,467
  12/31/2000                    16,674                18,867
  03/31/2001                    15,114                16,631
  06/30/2001                    15,658                17,604
  09/30/2001                    13,454                15,021
  12/31/2001                    14,815                16,626
  03/31/2002                    14,571                16,672
  06/30/2002                    13,204                14,440
  09/30/2002                    11,680                11,946
  12/31/2002                    12,088                12,953
  03/31/2003                    11,720                12,545
  06/30/2003                    13,335                14,475
  09/30/2003                    13,817                14,858
  12/31/2003                    15,262                16,666
  03/31/2004                    15,546                16,948
  06/30/2004                    15,645                17,240
  09/30/2004                    15,276                16,917
  12/31/2004                    16,900                18,478
  03/31/2005                    16,495                18,082
  06/30/2005                    17,071                18,329
  09/30/2005                    17,991                18,989
  12/31/2005                    18,279                19,385
  03/31/2006                    19,079                20,200
  06/30/2006                    18,175                19,909
  09/30/2006                    19,044                21,036
  12/31/2006                    20,169                22,444

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/06

1-Year 4.37%     5-Year 5.25%    10-Year 7.27%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                       13 | OPPENHEIMER EQUITY FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Equity Fund, Inc. (Class C)

     S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Equity
                               Fund, Inc             S & P 500
                               (Class C)               Index
                           ------------------        ---------
  12/31/1996                    10,000                10,000
  03/31/1997                    10,011                10,269
  06/30/1997                    11,279                12,060
  09/30/1997                    12,323                12,963
  12/31/1997                    12,623                13,335
  03/31/1998                    13,939                15,194
  06/30/1998                    14,442                15,698
  09/30/1998                    12,854                14,140
  12/31/1998                    15,173                17,149
  03/31/1999                    15,632                18,003
  06/30/1999                    16,590                19,269
  09/30/1999                    15,717                18,069
  12/31/1999                    17,809                20,756
  03/31/2000                    19,213                21,231
  06/30/2000                    18,541                20,667
  09/30/2000                    19,020                20,467
  12/31/2000                    16,681                18,867
  03/31/2001                    15,123                16,631
  06/30/2001                    15,652                17,604
  09/30/2001                    13,451                15,021
  12/31/2001                    14,806                16,626
  03/31/2002                    14,576                16,672
  06/30/2002                    13,211                14,440
  09/30/2002                    11,673                11,946
  12/31/2002                    12,075                12,953
  03/31/2003                    11,687                12,545
  06/30/2003                    13,268                14,475
  09/30/2003                    13,700                14,858
  12/31/2003                    15,108                16,666
  03/31/2004                    15,353                16,948
  06/30/2004                    15,410                17,240
  09/30/2004                    15,022                16,917
  12/31/2004                    16,573                18,478
  03/31/2005                    16,132                18,082
  06/30/2005                    16,652                18,329
  09/30/2005                    17,519                18,989
  12/31/2005                    17,759                19,385
  03/31/2006                    18,498                20,200
  06/30/2006                    17,583                19,909
  09/30/2006                    18,393                21,036
  12/31/2006                    19,421                22,444

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/06

1-Year 8.36%      5-Year 5.58%      10-Year 6.86%


                       14 | OPPENHEIMER EQUITY FUND, INC.

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Equity Fund, Inc. (Class N)

     S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Equity
                               Fund, Inc             S & P 500
                               (Class N)               Index
                           ------------------        ---------
  03/01/2001                    10,000                10,000
  03/31/2001                     9,402                 9,367
  06/30/2001                     9,745                 9,915
  09/30/2001                     8,392                 8,460
  12/31/2001                     9,246                 9,364
  03/31/2002                     9,103                 9,390
  06/30/2002                     8,264                 8,132
  09/30/2002                     7,318                 6,728
  12/31/2002                     7,568                 7,295
  03/31/2003                     7,336                 7,065
  06/30/2003                     8,345                 8,153
  09/30/2003                     8,630                 8,368
  12/31/2003                     9,532                 9,387
  03/31/2004                     9,692                 9,545
  06/30/2004                     9,746                 9,710
  09/30/2004                     9,505                 9,528
  12/31/2004                    10,503                10,407
  03/31/2005                    10,239                10,184
  06/30/2005                    10,581                10,323
  09/30/2005                    11,139                10,695
  12/31/2005                    11,314                10,918
  03/31/2006                    11,794                11,377
  06/30/2006                    11,216                11,213
  09/30/2006                    11,750                11,848
  12/31/2006                    12,424                12,641

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 12/31/06

1-Year 8.81%        5-Year 6.09%        Since Inception (3/1/01) 3.79%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                       15 | OPPENHEIMER EQUITY FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Equity Fund, Inc. (Class Y)

     S&P 500 Index

                           Oppenheimer Equity
                               Fund, Inc             S & P 500
                               (Class Y)               Index
                           ------------------        ---------
  12/31/1996                    10,000                10,000
  03/31/1997                    10,042                10,269
  06/30/1997                    11,331                12,060
  09/30/1997                    12,417                12,963
  12/31/1997                    12,753                13,335
  03/31/1998                    14,125                15,194
  06/30/1998                    14,664                15,698
  09/30/1998                    13,086                14,140
  12/31/1998                    15,473                17,149
  03/31/1999                    15,981                18,003
  06/30/1999                    16,996                19,269
  09/30/1999                    16,137                18,069
  12/31/1999                    18,339                20,756
  03/31/2000                    19,824                21,231
  06/30/2000                    19,176                20,667
  09/30/2000                    19,731                20,467
  12/31/2000                    17,323                18,867
  03/31/2001                    15,750                16,631
  06/30/2001                    16,338                17,604
  09/30/2001                    14,088                15,021
  12/31/2001                    15,540                16,626
  03/31/2002                    15,316                16,672
  06/30/2002                    13,911                14,440
  09/30/2002                    12,327                11,946
  12/31/2002                    12,775                12,953
  03/31/2003                    12,400                12,545
  06/30/2003                    14,109                14,475
  09/30/2003                    14,619                14,858
  12/31/2003                    16,164                16,666
  03/31/2004                    16,463                16,948
  06/30/2004                    16,568                17,240
  09/30/2004                    16,194                16,917
  12/31/2004                    17,920                18,478
  03/31/2005                    17,491                18,082
  06/30/2005                    18,086                18,329
  09/30/2005                    19,077                18,989
  12/31/2005                    19,390                19,385
  03/31/2006                    20,239                20,200
  06/30/2006                    19,298                19,909
  09/30/2006                    20,221                21,036
  12/31/2006                    21,426                22,444

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 12/31/06

1-Year 10.50%         5-Year 6.63%        10-Year 7.92%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                       16 | OPPENHEIMER EQUITY FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/2/47. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                       17 | OPPENHEIMER EQUITY FUND, INC.

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                       18 | OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                       19 | OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING       ENDING           EXPENSES
                             ACCOUNT         ACCOUNT          PAID DURING
                             VALUE           VALUE            6 MONTHS ENDED
                             (7/1/06)        (12/31/06)       DECEMBER 31, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00       $1,109.80        $4.69
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00        1,020.77         4.49
--------------------------------------------------------------------------------
Class B Actual                1,000.00        1,105.70         9.38
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00        1,016.33         8.98
--------------------------------------------------------------------------------
Class C Actual                1,000.00        1,104.50         9.48
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00        1,016.23         9.09
--------------------------------------------------------------------------------
Class N Actual                1,000.00        1,107.70         6.87
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00        1,018.70         6.58
--------------------------------------------------------------------------------
Class Y Actual                1,000.00        1,110.20         3.89
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00        1,021.53         3.73

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended December 31, 2006 are as follows:

CLASS               EXPENSE RATIOS
----------------------------------
Class A                 0.88%
----------------------------------
Class B                 1.76
----------------------------------
Class C                 1.78
----------------------------------
Class N                 1.29
----------------------------------
Class Y                 0.73

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                       20 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  December 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Autoliv, Inc.                                           178,600    $ 10,769,580
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Melco PBL Entertainment
Ltd., ADR 1                                              58,600       1,245,836
--------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                               110,400       6,172,464
--------------------------------------------------------------------------------
Starbucks Corp. 1                                       363,900      12,889,338
                                                                   -------------
                                                                     20,307,638

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Harman International
Industries, Inc.                                        116,100      11,599,551
--------------------------------------------------------------------------------
MEDIA--4.5%
Comcast Corp., Cl. A 1                                  353,700      14,972,121
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series A 1                                              775,891      22,617,223
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series C 1                                            2,222,787      62,238,036
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                 978,600      21,020,328
--------------------------------------------------------------------------------
XM Satellite Radio
Holdings, Inc., Cl. A 1                                 180,100       2,602,445
                                                                   -------------
                                                                    123,450,153
                                                                   -------------

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.5%
J.C. Penney Co., Inc.
(Holding Co.)                                            87,800       6,792,208
--------------------------------------------------------------------------------
Kohl's Corp. 1                                          188,500      12,899,055
--------------------------------------------------------------------------------
Target Corp.                                            397,300      22,665,965
                                                                   -------------
                                                                     42,357,228

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Lowe's Cos., Inc.                                       555,500      17,303,825
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                    147,870       5,644,198
--------------------------------------------------------------------------------
Staples, Inc.                                         1,315,700      35,129,190
--------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                   205,800       6,470,352
                                                                   -------------
                                                                     64,547,565

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Nike, Inc., Cl. B                                       200,000      19,806,000
--------------------------------------------------------------------------------
Polo Ralph Lauren
Corp.                                                   237,200      18,420,952
                                                                   -------------
                                                                     38,226,952

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES--7.2%
--------------------------------------------------------------------------------
BEVERAGES--0.8%
PepsiCo, Inc.                                           368,700    $ 23,062,185
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Walgreen Co.                                            305,660      14,026,737
--------------------------------------------------------------------------------
Whole Foods Market,
Inc.                                                    236,300      11,089,559
                                                                   -------------
                                                                     25,116,296

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
ConAgra Foods, Inc.                                     903,082      24,383,214
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.0%
Colgate-Palmolive Co.                                   335,500      21,888,020
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                                   494,895      31,806,902
                                                                   -------------
                                                                     53,694,922

--------------------------------------------------------------------------------
TOBACCO--2.6%
Altria Group, Inc.                                      824,340      70,744,859
--------------------------------------------------------------------------------
ENERGY--6.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.2%
Halliburton Co.                                         514,700      15,981,435
--------------------------------------------------------------------------------
National Oilwell Varco,
Inc. 1                                                  205,800      12,590,844
--------------------------------------------------------------------------------
Schlumberger Ltd.                                       495,580      31,300,833
                                                                   -------------
                                                                     59,873,112

--------------------------------------------------------------------------------
OIL & GAS--4.7%
Apache Corp.                                            199,600      13,275,396
--------------------------------------------------------------------------------
BP plc, ADR                                             208,660      14,001,086
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     1,321,920     101,298,730
                                                                   -------------
                                                                    128,575,212

--------------------------------------------------------------------------------
FINANCIALS--19.6%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.5%
E*TRADE Financial
Corp. 1                                               1,316,612      29,518,441
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                        78,000      15,549,300
--------------------------------------------------------------------------------
Legg Mason, Inc.                                        235,700      22,403,285
--------------------------------------------------------------------------------
TD Ameritrade
Holding Corp.                                           810,700      13,117,126
--------------------------------------------------------------------------------
UBS AG                                                1,151,829      69,489,844
                                                                   -------------
                                                                    150,077,996


                       21 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.9%
Wachovia Corp.                                       1,239,280     $ 70,576,996
--------------------------------------------------------------------------------
Wells Fargo & Co.                                    1,009,300       35,890,708
                                                                   -------------
                                                                    106,467,704

--------------------------------------------------------------------------------
CONSUMER FINANCE--1.8%
Capital One Financial
Corp.                                                  453,500       34,837,870
--------------------------------------------------------------------------------
SLM Corp.                                              307,360       14,989,947
                                                                   -------------
                                                                     49,827,817

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
Bank of America Corp.                                  733,542       39,163,807
--------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                          27,500       14,018,125
                                                                   -------------
                                                                     53,181,932

--------------------------------------------------------------------------------
INSURANCE--5.2%
American International
Group, Inc.                                            702,400       50,333,984
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                  615,872       60,423,202
--------------------------------------------------------------------------------
Genworth Financial, Inc.,
Cl. A                                                  470,310       16,089,305
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings Ltd.                                          417,170       12,907,240
--------------------------------------------------------------------------------
Progressive Corp.                                       83,900        2,032,058
                                                                   -------------
                                                                    141,785,789

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Countrywide Financial
Corp.                                                  365,920       15,533,304
--------------------------------------------------------------------------------
Freddie Mac                                            294,320       19,984,328
                                                                   -------------
                                                                     35,517,632

--------------------------------------------------------------------------------
HEALTH CARE--11.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.4%
Celgene Corp. 1                                        371,900       21,395,407
--------------------------------------------------------------------------------
Genentech, Inc. 1                                      221,700       17,986,521
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                   105,200        6,478,216
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                297,900       19,342,647
                                                                   ------------
                                                                     65,202,791

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
Alcon, Inc.                                            143,200     $ 16,005,464
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                                      182,000       15,100,540
--------------------------------------------------------------------------------
Varian Medical Systems,
Inc. 1                                                 694,600       33,042,122
                                                                   -------------
                                                                     64,148,126

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.0%
Medco Health Solutions,
Inc. 1                                                 543,690       29,054,794
--------------------------------------------------------------------------------
UnitedHealth Group,
Inc.                                                   458,300       24,624,459
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                      354,930       27,929,442
                                                                   -------------
                                                                     81,608,695

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.6%
Thermo Fisher Scientific,
Inc. 1                                                 363,300       16,453,857
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.5%
Abbott Laboratories                                    148,390        7,228,077
--------------------------------------------------------------------------------
Novartis AG, ADR                                       686,620       39,439,453
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                 632,640       29,208,989
--------------------------------------------------------------------------------
Shire Pharmaceuticals
Group plc, ADR                                         348,346       21,513,849
                                                                   -------------
                                                                     97,390,368

--------------------------------------------------------------------------------
INDUSTRIALS--9.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.1%
Alliant Techsystems,
Inc. 1                                                 155,600       12,166,364
--------------------------------------------------------------------------------
General Dynamics
Corp.                                                  172,200       12,803,070
--------------------------------------------------------------------------------
KBR, Inc. 1                                            156,240        4,087,238
--------------------------------------------------------------------------------
Precision Castparts
Corp.                                                  167,000       13,072,760
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                 401,009       25,379,860
--------------------------------------------------------------------------------
Spirit Aerosystems
Holdings, Inc., Cl. A 1                                136,620        4,572,671
--------------------------------------------------------------------------------
United Technologies
Corp.                                                1,098,230       68,661,340
                                                                   -------------
                                                                    140,743,303


                       22 | OPPENHEIMER EQUITY FUND, INC.

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
UTi Worldwide, Inc.                                   388,000      $ 11,601,200
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Rockwell Automation,
Inc.                                                  145,200         8,868,816
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
Siemens AG, Sponsored
ADR                                                   732,760        72,213,498
--------------------------------------------------------------------------------
MACHINERY--1.2%
Navistar International
Corp. 1                                               654,010        21,863,554
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                   195,900         9,485,478
                                                                   -------------
                                                                     31,349,032

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.7%
Cisco Systems, Inc. 1                               1,757,300        48,027,009
--------------------------------------------------------------------------------
Corning, Inc. 1                                     4,169,530        78,011,906
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                   160,000        11,873,600
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        456,900        17,266,251
                                                                   -------------
                                                                    155,178,766

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.8%
Apple Computer, Inc. 1                                559,800        47,493,432
--------------------------------------------------------------------------------
EMC Corp. 1                                         3,850,100        50,821,320
--------------------------------------------------------------------------------
Hutchinson Technology,
Inc. 1                                                530,000        12,492,100
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                             381,000        14,965,680
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                            1,190,200         6,450,884
                                                                   -------------
                                                                    132,223,416

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.6%
Aquantive, Inc. 1                                     352,800         8,700,048
--------------------------------------------------------------------------------
eBay, Inc. 1                                          900,000        27,063,000
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                  84,100        38,726,368
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        895,100        22,860,854
                                                                   -------------
                                                                     97,350,270

--------------------------------------------------------------------------------
IT SERVICES--0.6%
Cognizant Technology
Solutions Corp. 1                                     220,000        16,975,200

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
ASML Holding NV 1                                     623,400      $ 15,354,342
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                               647,500        20,920,725
--------------------------------------------------------------------------------
International Rectifier
Corp. 1                                               202,900         7,817,737
--------------------------------------------------------------------------------
Marvell Technology
Group Ltd. 1                                          166,300         3,191,297
--------------------------------------------------------------------------------
SiRF Technology
Holdings, Inc. 1                                      212,400         5,420,448
--------------------------------------------------------------------------------
Texas Instruments,
Inc.                                                2,656,362        76,503,226
                                                                   -------------
                                                                    129,207,775

--------------------------------------------------------------------------------
SOFTWARE--5.1%
Adobe Systems, Inc. 1                                 393,854        16,195,276
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                         134,865         5,226,019
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                      420,400        17,009,384
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                237,500         6,424,375
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                               495,400        24,948,344
--------------------------------------------------------------------------------
Novell, Inc. 1                                      2,452,304        15,204,285
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                       585,500        13,466,500
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                      460,254        12,302,589
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                    1,686,854        29,958,527
                                                                   -------------
                                                                    140,735,299

--------------------------------------------------------------------------------
MATERIALS--2.7%
--------------------------------------------------------------------------------
CHEMICALS--1.6%
Monsanto Co.                                          820,700        43,111,371
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.1%
Martin Marietta
Materials, Inc.                                       147,200        15,295,552
--------------------------------------------------------------------------------
Vulcan Materials Co.                                  161,130        14,480,753
                                                                   -------------
                                                                     29,776,305

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
NeuStar, Inc., Cl. A 1                                310,000        10,056,400
--------------------------------------------------------------------------------
Verizon Communications,
Inc.                                                  405,574        15,103,576
                                                                   -------------
                                                                     25,159,976


                       23 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
UTILITIES--3.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.8%
Entergy Corp.                                       80,570       $    7,438,222
--------------------------------------------------------------------------------
Exelon Corp.                                       580,710           35,940,142
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                             483,840            6,875,366
                                                                 --------------
                                                                     50,253,730

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.6%
CMS Energy Corp. 1                                 929,681           15,525,673
--------------------------------------------------------------------------------
PG&E Corp.                                         282,520           13,371,672
--------------------------------------------------------------------------------
Sempra Energy                                      265,870           14,899,353
                                                                 --------------
                                                                     43,796,698
                                                                 --------------

Total Common Stocks
(Cost $2,220,641,340)                                             2,686,915,829

                            DATE     STRIKE       CONTRACTS
--------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------
Apple
Computer,
Inc. Put(1)
(Cost
$992,586)                4/23/07      $ 80            1,956             997,560

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
MONEY MARKET FUND--1.9%
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E, 5.25% 2,3
(Cost $51,831,921)                              51,831,921       $   51,831,921

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,273,465,847)                                 99.9%       2,739,745,310
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                     0.1            2,571,799
                                             -----------------------------------
NET ASSETS                                           100.0%      $2,742,317,109
                                             ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of December 31, 2006.

3. Represents ownership of an affiliated fund, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                      SHARES                                              SHARES
                                                DECEMBER 31,            GROSS             GROSS     DECEMBER 31,
                                                        2005        ADDITIONS        REDUCTIONS             2006
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.25%*                          --      287,601,883       235,769,962       51,831,921

                                                                                          VALUE         DIVIDEND
                                                                                     SEE NOTE 1           INCOME
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.25%*                                                    $51,831,921         $722,692

* The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       24 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,221,633,926)                           $2,687,913,389
Affiliated companies (cost $51,831,921)                                    51,831,921
                                                                       ---------------
                                                                        2,739,745,310
--------------------------------------------------------------------------------------
Cash                                                                          690,453
--------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                           12,752,493
Dividends                                                                   2,964,236
Shares of capital stock sold                                                1,880,637
Other                                                                         101,805
                                                                       ---------------
Total assets                                                            2,758,134,934

--------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                      10,377,182
Shares of capital stock redeemed                                            3,399,509
Distribution and service plan fees                                          1,433,884
Transfer and shareholder servicing agent fees                                 312,419
Shareholder communications                                                    196,423
Directors' compensation                                                        47,289
Other                                                                          51,119
                                                                       ---------------
Total liabilities                                                          15,817,825

--------------------------------------------------------------------------------------
NET ASSETS                                                             $2,742,317,109
                                                                       ===============

--------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------
Par value of shares of capital stock                                   $   25,486,376
--------------------------------------------------------------------------------------
Additional paid-in capital                                              2,207,360,139
--------------------------------------------------------------------------------------
Accumulated net investment income                                             864,600
--------------------------------------------------------------------------------------
Accumulated net realized gain on investments                               42,326,531
--------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                466,279,463
                                                                       ---------------
NET ASSETS                                                             $2,742,317,109
                                                                       ===============


                       25 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,408,295,072 and
222,763,522 shares of capital stock outstanding)                                                    $10.81
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $11.47
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $160,313,840 and 15,596,635 shares of capital
stock outstanding)                                                                                  $10.28
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $82,674,413 and 8,039,010 shares of capital
stock outstanding)                                                                                  $10.28
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $31,347,757 and 2,945,226 shares of capital
stock outstanding)                                                                                  $10.64
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$59,686,027 and 5,519,367 shares of capital stock outstanding)                                      $10.81

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       26 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $497,020)      $  30,259,684
Affiliated companies                                                             722,692
-----------------------------------------------------------------------------------------
Interest                                                                       1,457,966
-----------------------------------------------------------------------------------------
Other income                                                                      65,625
                                                                           --------------
Total investment income                                                       32,505,967

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------
Management fees                                                               14,098,705
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                        4,828,168
Class B                                                                        1,803,200
Class C                                                                          788,651
Class N                                                                          121,362
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                        2,745,364
Class B                                                                          329,490
Class C                                                                          169,538
Class N                                                                           60,845
Class Y                                                                          115,208
-----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          364,409
Class B                                                                           85,191
Class C                                                                           19,648
Class N                                                                            3,247
-----------------------------------------------------------------------------------------
Directors' compensation                                                           41,763
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       14,181
-----------------------------------------------------------------------------------------
Administration service fees                                                        1,500
-----------------------------------------------------------------------------------------
Other                                                                            213,499
                                                                           --------------
Total expenses                                                                25,803,969
Less waivers and reimbursements of expenses                                      (13,742)
                                                                           --------------
Net expenses                                                                  25,790,227

-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          6,715,740

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------
Net realized gain on investments                                             205,031,048
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                          49,019,677

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 260,766,465
                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       27 | OPPENHEIMER EQUITY FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                          2006                  2005
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 $     6,715,740       $     7,307,294
----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                         205,031,048           253,224,426
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                      49,019,677           (59,842,214)
                                                                                      --------------------------------------
Net increase in net assets resulting from operations                                      260,766,465           200,689,506

----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                    (6,650,247)           (8,377,228)
Class B                                                                                            --                    --
Class C                                                                                            --                    --
Class N                                                                                        (9,794)               (9,984)
Class Y                                                                                      (253,386)             (291,835)
                                                                                      --------------------------------------
                                                                                           (6,913,427)           (8,679,047)
----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                  (158,473,659)         (235,402,558)
Class B                                                                                   (11,001,512)          (21,960,062)
Class C                                                                                    (5,632,007)           (8,113,958)
Class N                                                                                    (2,125,377)           (1,928,967)
Class Y                                                                                    (3,988,610)           (5,988,136)
                                                                                      --------------------------------------
                                                                                         (181,221,165)         (273,393,681)

----------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                    46,436,271            94,842,730
Class B                                                                                   (51,058,873)          (48,827,246)
Class C                                                                                     4,496,181             2,158,473
Class N                                                                                    12,066,838             4,151,479
Class Y                                                                                      (787,931)            3,850,529
                                                                                      --------------------------------------
                                                                                           11,152,486            56,175,965

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                  83,784,359           (25,207,257)
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     2,658,532,750         2,683,740,007
                                                                                      --------------------------------------
End of period (including accumulated net investment income of
$864,600 and $1,062,287, respectively)                                                $ 2,742,317,109       $ 2,658,532,750
                                                                                      ======================================


                       28 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED DECEMBER 31,              2006               2005             2004             2003             2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    10.51         $    10.84       $    10.77       $     8.53       $    10.40
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .04 1              .04 1            .07 1            .02              .03
Net realized and unrealized gain (loss)              1.05                .86             1.07             2.22            (1.88)
                                               -----------------------------------------------------------------------------------
Total from investment operations                     1.09                .90             1.14             2.24            (1.85)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.03)              (.04)            (.07)              --             (.02)
Distributions from net realized gain                 (.76)             (1.19)           (1.00)              --               --
                                               -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.79)             (1.23)           (1.07)              --             (.02)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    10.81         $    10.51       $    10.84       $    10.77       $     8.53
                                               ===================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  10.34%              8.16%           10.73% 3         26.26%          (17.80)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $2,408,295         $2,297,161       $2,270,477       $2,283,036       $1,933,397
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $2,328,304         $2,238,135       $2,248,969       $2,035,816       $2,255,746
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                0.34%              0.38%            0.61%            0.19%            0.29%
Total expenses                                       0.88% 5,6          0.89% 7          0.89% 7          0.90% 7,8        0.96% 7
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                85%                75%              91%             108%              95%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Less than 0.01% of the Fund's return consists of a voluntary payment to the Fund by the Manager.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

                Year Ended December 31, 2006             0.88%

6. Voluntary waiver of affiliated funds management fees less than 0.01%.

7. Reduction to custodian expenses less than 0.01%.

8. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       29 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B           YEAR ENDED DECEMBER 31,              2006             2005             2004             2003             2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  10.09         $  10.51         $  10.51         $   8.39         $  10.30
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.05) 1          (.05) 1          (.04) 1          (.08)            (.05)
Net realized and unrealized gain (loss)                1.00              .82             1.04             2.20            (1.86)
                                                   -------------------------------------------------------------------------------
Total from investment operations                        .95              .77             1.00             2.12            (1.91)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --               --               --               --               --
Distributions from net realized gain                   (.76)           (1.19)           (1.00)              --               --
                                                   -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.76)           (1.19)           (1.00)              --               --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  10.28         $  10.09         $  10.51         $  10.51         $   8.39
                                                   ===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     9.37%            7.16%            9.70%(3)        25.27%          (18.54)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $160,314         $206,957         $263,376         $327,809         $334,345
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $180,523         $224,966         $283,662         $315,065         $430,844
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                   (0.53)%          (0.52)%          (0.35)%          (0.73)%          (0.55)%
Total expenses                                         1.77% 5,6        1.79% 7          1.81% 7,8        1.83% 7,8        1.80% 7
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  85%              75%              91%             108%              95%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. 0.11% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 9.59%.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

                Year Ended December 31, 2006            1.77%

6. Voluntary waiver of affiliated funds management fees less than 0.01%.

7. Reduction to custodian expenses less than 0.01%.

8. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       30 | OPPENHEIMER EQUITY FUND, INC.

CLASS C           YEAR ENDED DECEMBER 31,             2006            2005            2004            2003            2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.09         $ 10.51         $ 10.51         $  8.40         $ 10.30
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.06) 1         (.05) 1         (.03) 1         (.07)           (.06)
Net realized and unrealized gain (loss)               1.01             .82            1.03            2.18           (1.84)
                                                   --------------------------------------------------------------------------
Total from investment operations                       .95             .77            1.00            2.11           (1.90)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --              --              --              --              --
Distributions from net realized gain                  (.76)          (1.19)          (1.00)             --              --
                                                   --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.76)          (1.19)          (1.00)             --              --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 10.28         $ 10.09         $ 10.51         $ 10.51         $  8.40
                                                   ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    9.36%           7.16%           9.70%(3)       25.12%         (18.45)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $82,674         $76,679         $77,438         $75,620         $62,561
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $78,978         $75,144         $74,618         $66,739         $74,785
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (0.56)%         (0.52)%         (0.31)%         (0.74)%         (0.56)%
Total expenses                                        1.78% 5,6       1.79% 7         1.80% 7         1.84% 7,8       1.81% 7
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 85%             75%             91%            108%             95%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Less than 0.01% of the Fund's return consists of a voluntary payment to the Fund by the Manager.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

                Year Ended December 31, 2006            1.78%

6. Voluntary waiver of affiliated funds management fees less than 0.01%.

7. Reduction to custodian expenses less than 0.01%.

8. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       31 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N               YEAR ENDED DECEMBER 31,              2006            2005             2004            2003            2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 10.38         $ 10.73          $ 10.68         $  8.48         $ 10.36
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               (.01) 1           -- 1,2          .02 1            -- 2           .07
Net realized and unrealized gain (loss)                    1.03             .85             1.05            2.20           (1.95)
                                                        ---------------------------------------------------------------------------
Total from investment operations                           1.02             .85             1.07            2.20           (1.88)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         -- 2          (.01)            (.02)             --              --
Distributions from net realized gain                       (.76)          (1.19)           (1.00)             --              --
                                                        ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.76)          (1.20)           (1.02)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $ 10.64         $ 10.38          $ 10.73         $ 10.68         $  8.48
                                                        ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         9.81%           7.72%           10.19% 4        25.94%         (18.15)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $31,348         $18,814          $15,347         $13,145         $ 4,278
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $24,317         $16,262          $14,488         $ 9,062         $ 3,519
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                              (0.12)%         (0.02)%           0.16%          (0.20)%         (0.10)%
Total expenses                                             1.30% 6,7       1.29% 8          1.35% 8         1.33% 8,9       1.30% 8
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      85%             75%              91%            108%             95%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. 0.10% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 10.09%.

5. Annualized for periods of less than one full year.

6. Expenses including indirect expenses from affiliated fund were as follows:

                Year Ended December 31, 2006            1.30%

7. Voluntary waiver of affiliated funds management fees less than 0.01%.

8. Reduction to custodian expenses less than 0.01%.

9. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       32 | OPPENHEIMER EQUITY FUND, INC.

CLASS Y           YEAR ENDED DECEMBER 31,             2006            2005            2004            2003             2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.51         $ 10.85         $ 10.78         $  8.52         $  10.40
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .05 1           .06 1           .08 1           .03              .03
Net realized and unrealized gain (loss)               1.06             .85            1.07            2.23            (1.88)
                                                   -------------------------------------------------------------------------
Total from investment operations                      1.11             .91            1.15            2.26            (1.85)
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.05)           (.06)           (.08)             --             (.03)
Distributions from net realized gain                  (.76)          (1.19)          (1.00)             --               --
                                                   -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.81)          (1.25)          (1.08)             --             (.03)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 10.81         $ 10.51         $ 10.85         $ 10.78         $   8.52
                                                   =========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  10.50%           8.20%          10.87% 3        26.53%          (17.79)%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $59,686         $58,922         $57,103         $56,098         $ 43,016
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $57,855         $54,643         $54,905         $48,017         $ 45,669
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 0.48%           0.51%           0.74%           0.27%            0.36%
Total expenses                                        0.73%(5)        0.75%           0.76%           0.84%            0.97%
Expenses after payments and
waivers and reduction to custodian expenses           0.73%           0.75%           0.76%           0.84%            0.88%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 85%             75%             91%            108%              95%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. 0.10% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 10.77%.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

             Year Ended December 31, 2006            0.73%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       33 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Equity Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal


                       34 | OPPENHEIMER EQUITY FUND, INC.

exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective ex-changes will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each


                       35 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
      INCOME                    GAIN     CARRYFORWARD 1,2,3         TAX PURPOSES
     ---------------------------------------------------------------------------
     $9,734,769          $44,781,217             $3,246,070         $458,225,604

1. The Fund had $3,246,070 of straddle losses which were deferred.

2. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended December 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                              REDUCTION TO
                                           ACCUMULATED NET
        INCREASE TO                          REALIZED GAIN
        PAID-IN CAPITAL                   ON INVESTMENTS 4
        --------------------------------------------------
       $5,291,201                               $5,291,201

4. $5,291,201, including $4,420,304 of long-term capital gain, was distributed in connection with Fund share redemptions.


                       36 | OPPENHEIMER EQUITY FUND, INC.

The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 was as follows:

                                                YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2006     DECEMBER 31, 2005
       -------------------------------------------------------------------------
       Distributions paid from:
       Ordinary income                        $ 29,143,980          $ 55,468,823
       Long-term capital gain                  158,990,612           226,603,905
                                              ----------------------------------
       Total                                  $188,134,592          $282,072,728
                                              ==================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities      $ 2,281,519,706
                                           ================
       Gross unrealized appreciation       $   496,199,633
       Gross unrealized depreciation           (37,974,029)
                                           ----------------
       Net unrealized appreciation         $   458,225,604
                                           ================

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                       37 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 860 million shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                   YEAR ENDED DECEMBER 31, 2006        YEAR ENDED DECEMBER 31, 2005
                                      SHARES             AMOUNT             SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                              25,187,833      $ 273,008,782         19,117,161     $210,257,636
Dividends and/or
distributions reinvested          14,205,308        153,985,276         21,344,622      227,960,561
Redeemed                         (35,191,223)      (380,557,787)       (31,315,542)    (343,375,467)
                                 -------------------------------------------------------------------
Net increase                       4,201,918      $  46,436,271          9,146,241      $94,842,730
                                 ===================================================================


                       38 | OPPENHEIMER EQUITY FUND, INC.

                                         YEAR ENDED DECEMBER 31, 2006          YEAR ENDED DECEMBER 31, 2005
                                         SHARES                AMOUNT             SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                  2,451,271          $ 25,395,098          2,073,392       $ 21,912,342
Dividends and/or
distributions reinvested              1,034,838            10,669,178          2,061,271         21,148,674
Redeemed                             (8,404,863)          (87,123,149)        (8,682,017)       (91,888,262)
                                     -----------------------------------------------------------------------
Net decrease                         (4,918,754)         $(51,058,873)        (4,547,354)      $(48,827,246)
                                     =======================================================================

------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                  1,931,573          $ 20,003,961          1,101,782       $ 11,640,730
Dividends and/or
distributions reinvested                515,903             5,324,120            748,437          7,678,961
Redeemed                             (2,005,315)          (20,831,900)        (1,619,832)       (17,161,218)
                                     -----------------------------------------------------------------------
Net increase                            442,161          $  4,496,181            230,387       $  2,158,473
                                     =======================================================================

------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                  1,576,117          $ 16,834,528            723,526       $  7,879,430
Dividends and/or
distributions reinvested                179,941             1,921,769            183,266          1,933,460
Redeemed                               (623,943)           (6,689,459)          (524,199)        (5,661,411)
                                     -----------------------------------------------------------------------
Net increase                          1,132,115          $ 12,066,838            382,593       $  4,151,479
                                     =======================================================================

------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                  1,350,342          $ 14,731,456          1,103,271       $ 12,277,652
Dividends and/or
distributions reinvested                391,328             4,241,996            588,012          6,279,970
Redeemed                             (1,826,982)          (19,761,383)        (1,351,687)       (14,707,093)
                                     -----------------------------------------------------------------------
Net increase (decrease)                 (85,312)         $   (787,931)           339,596       $  3,850,529
                                     =======================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended December 31, 2006, were as follows:

                                             PURCHASES                SALES
            ---------------------------------------------------------------
            Investment securities       $2,248,180,985       $2,451,969,014

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:


                       39 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                  FEE SCHEDULE
                  --------------------------------------------
                  Up to $100 million                     0.75%
                  Next $100 million                      0.70
                  Next $100 million                      0.65
                  Next $100 million                      0.60
                  Next $100 million                      0.55
                  Over $500 million                      0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2006, the Fund paid $3,426,113 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The


                       40 | OPPENHEIMER EQUITY FUND, INC.

Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class C and Class N shares were $2,369,280 and $408,046, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                    CLASS A         CLASS B          CLASS C         CLASS N
                                    CLASS A      CONTINGENT      CONTINGENT       CONTINGENT      CONTINGENT
                                  FRONT-END        DEFERRED        DEFERRED         DEFERRED        DEFERRED
                              SALES CHARGES   SALES CHARGES   SALES CHARGES    SALES CHARGES   SALES CHARGES
                                RETAINED BY     RETAINED BY     RETAINED BY      RETAINED BY     RETAINED BY
YEAR ENDED                      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------------------
December 31, 2006                  $521,398          $4,094        $282,579           $7,766            $318

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the Manager waived $13,742 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of December 31, 2006, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair


                       41 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS Continued

value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                       42 | OPPENHEIMER EQUITY FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
OPPENHEIMER EQUITY FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Equity Fund, Inc., (the "Fund") including the statement of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
February 8, 2007


                       43 | OPPENHEIMER EQUITY FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.6644 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 14, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2006 which are not designated as capital gain distributions should be multiplied by 81.14% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended December 31, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $30,560,333 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended December 31, 2006, $302,102 or 4.37% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $25,308,934 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                       44 | OPPENHEIMER EQUITY FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's web-site at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        45 | OPPENHEIMER EQUITY FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the


                       46 | OPPENHEIMER EQUITY FUND, INC.

United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Leavy, David Poiesz and the Manager's Value and Growth investment teams and analysts. Mr. Leavy has been a portfolio manager of the Fund since October 2000 and Mr. Poiesz has been a portfolio manager of the Fund since June 2004. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap core funds. The Board noted that the Fund's three-year, five-year and ten-year performance were better than its peer group median. However its one-year performance was below its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in


                       47 | OPPENHEIMER EQUITY FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT REPORT ADVISORY OF INDEPENDENT AGREEMENT REGISTERED PUBLIC ACCOUNTING FIRM Unaudited / Continued
--------------------------------------------------------------------------------

connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Directors. Fund counsel and the independent Directors' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                       48 | OPPENHEIMER EQUITY FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE              PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE                 HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                                  THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
DIRECTORS                                    COLORADO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                             RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                        President, Colorado Christian University (since 2006); Chairman of the following
Chairman of the Board of                     private mortgage banking companies: Cherry Creek Mortgage Company (since 1991),
Directors (since 2003) and                   Centennial State Mortgage Company (since 1994), and The El Paso Mortgage Company (since
Director (since 1999)                        1993); Chairman of the following private companies: Ambassador Media Corporation (since
Age: 69                                      1984) and Broadway Ventures (since 1984); Director of the following: Helmerich & Payne,
                                             Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ
                                             (since 1991) and The Lynde and Harry Bradley Foundation, Inc. (non-profit organization)
                                             (since 2002); former Chairman of the following: Transland Financial Services, Inc.
                                             (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage)
                                             (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology
                                             Corporation (computer equipment company) (1991-2003) and International Family
                                             Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January
                                             1991). Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                              Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity
Director (since 1993)                        funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 75                                      Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons, Inc.
                                             (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser)
                                             (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March 1999); Vice
                                             Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of A.G. Edwards
                                             Trust Company (until March 1999) and A.G.E. Asset Management (investment adviser)
                                             (until March 1999). Oversees 37 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                             Assistant Secretary and Director of Centennial Asset Management Corporation (December
Director (since 1998)                        1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation
Age: 70                                      (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services,
                                             Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999).
                                             Oversees 37 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                           Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Director (since 1999)                        June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 68                                      Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group
                                             (accounting firm) (July 1994-June 1998). Oversees 37 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                               Director of UNUMProvident (insurance company) (since June 2002); Director of
Director (since 1990)                        Northwestern Energy Corp. (public utility corporation) (since November 2004); Director
Age: 65                                      of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk
                                             Foundation (non-profit organization) (February 1998-February 2003 and since February
                                             2005); Chairman and Director (until October 1996) and President and Chief Executive
                                             Officer (until October 1995) of the Manager; President, Chief Executive Officer and
                                             Director of the following: Oppenheimer Acquisition


                       49 | OPPENHEIMER EQUITY FUND, INC.

DIRECTORS AND OFFICERS  Unaudited/Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                               Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and
Continued                                    Shareholder Financial Services, Inc. (until October 1995). Oversees 37 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                                Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr.
Director (since 1996)                        Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 66                                      companies of the Manager (until October 1994). Oversees 37 portfolios in the
                                             OppenheimerFunds complex.

BEVERLY L. HAMILTON,                         Trustee of Monterey Institute for International Studies (educational organization)
Director (since 2002)                        (since February 2000); Board Member of Middlebury College (educational organization)
Age: 60                                      (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of
                                             Trustees (since 2006) of the Community Hospital of Monterey Peninsula; Director
                                             (October 1991-2005) and Vice Chairman (since 2006) of American Funds' Emerging Markets
                                             Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company
                                             (February 1991-April 2000); Member of the investment committees of The Rockefeller
                                             Foundation (since 2001) and The University of Michigan (since 2000); Advisor at Credit
                                             Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January
                                             2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004);
                                             Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004);
                                             Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to
                                             Unilever (Holland) pension fund (2000-2003). Oversees 37 portfolios in the
                                             OppenheimerFunds complex.

ROBERT J. MALONE,                            Director of Jones International University (educational organization) (since August
Director (since 2002)                        2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 62                                      (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S.
                                             Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of
                                             Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones
                                             Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas
                                             exploration) (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,                    Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Director (since 2000)                        (investment company) (since 1996) and MML Series Investment Fund (investment company)
Age: 64                                      (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the Investment Committee
                                             of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family
                                             Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and
                                             Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank)
                                             (January 1999-July 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR                          THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                                  FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A DIRECTOR FOR AN INDEFINITE
                                             TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                                             ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN
                                             INTERESTED DIRECTOR DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                                             AFFILIATES.


                       50 | OPPENHEIMER EQUITY FUND, INC.

JOHN V. MURPHY,                              Chairman, Chief Executive Officer and Director (since June 2001) and President (since
Director, President and                      September 2000) of the Manager; President and director or trustee of other Oppenheimer
Principal Executive Officer                  funds; President and Director of OAC and of Oppenheimer Partnership Holdings, Inc.
(since 2001)                                 (holding company subsidiary of the Manager) (since July 2001); Director of
Age: 57                                      OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November 2001);
                                             Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
                                             Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
                                             President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc.,
                                             Centennial Asset Management Corporation, Trinity Investment Management Corporation and
                                             Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                             Corporation and OFI Private Investments, Inc. (since July 2001); President (since
                                             November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                                             Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's
                                             parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                             Investment Company Institute's Board of Governors (since October 3, 2003); Chief
                                             Operating Officer of the Manager (September 2000-June 2001); President and Trustee of
                                             MML Series Investment Fund and MassMutual Select Funds (open-end investment companies)
                                             (November 1999-November 2001); Director of C.M. Life Insurance Company (September
                                             1999-August 2000); President, Chief Executive Officer and Director of MML Bay State
                                             Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp
                                             and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June
                                             1989-June 1998). Oversees 96 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                            THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. LEAVY,
THE FUND                                     POIESZ, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                             STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI
                                             AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES
                                             FOR AN ANNUAL TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CHRISTOPHER LEAVY,                           Senior Vice President of the Manager (since September 2000); portfolio manager of
Vice President and Portfolio                 Morgan Stanley Dean Witter Investment Management (1997-September 2000). An officer of 7
Manager (since 2000)                         portfolios in the OppenheimerFunds complex.
Age: 35

DAVID POIESZ,                                Senior Vice President of the Manager (since June 2004); senior portfolio manager at
Vice President and Portfolio                 Merrill Lynch. (October 2002-May 2004); founding partner of RiverRock, a hedge fund
Manager (since 2004)                         product; (April 1999-July 2001); portfolio manager at Jennison Associates (November
Age: 48                                      1992-March 1999). An officer of 5 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                            Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief                     Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer                           Corporation and Shareholder Services, Inc. (since June 1983); Vice President and
(since 2004)                                 Director of Internal Audit of the Manager (1997-February 2004). An officer of 96
Age: 56                                      portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                             Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal                      the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial & Accounting                       Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 1999)                         Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private
Age: 47                                      Investments, Inc. (since March 2000), OppenheimerFunds


                       51 | OPPENHEIMER EQUITY FUND, INC.

DIRECTORS AND OFFICERS  Unaudited/Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                             International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset
Continued                                    Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (since June
                                             2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC
                                             (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003)
                                             and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                             Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                             1995-March 1999). An officer of 96 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                           Assistant Vice President of the Manager (since August 2002); Manager/Financial Product
Assistant Treasurer                          Accounting of the Manager (November 1998-July 2002). An officer of 96 portfolios in the
(since 2004)                                 OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                           Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                          Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
(since 2005)                                 Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund
Age: 36                                      Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                              Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Vice President & Secretary                   the Manager; General Counsel and Director of the Distributor (since December 2001);
(since 2001)                                 General Counsel of Centennial Asset Management Corporation (since December 2001);
Age: 58                                      Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                             (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                             Assistant Secretary (since September 1997) and Director (since November 2001) of
                                             OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                             Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                             Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                             General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                             Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                             Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                             Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                             President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                             November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                             Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                             2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                             Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                             1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                             2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                             officer of 96 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                           Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary                          President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                                 2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 39                                      (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                             Incorporated). An officer of 96 portfolios in the OppenheimerFunds complex.


                       52 | OPPENHEIMER EQUITY FUND, INC.

KATHLEEN T. IVES,                            Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary                          October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                                 (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 41                                      Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                             Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                                             Program and Shareholder Financial Services, Inc. (since December 2001); Assistant
                                             Counsel of the Manager (August 1994-October 2003). An officer of 96 portfolios in the
                                             OppenheimerFunds complex.

PHILLIP S. GILLESPIE,                        Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary                          First Vice President (2000-September 2004), Director (2000-September 2004) and Vice
(since 2004)                                 President (1998-2000) of Merrill Lynch Investment Management. An officer of 96
Age: 43                                      portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                       53 | OPPENHEIMER EQUITY FUND, INC.



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $37,500 in fiscal 2006 and $36,500 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $40,000 in fiscal 2006 and no such fees in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Review of management's assessment of the financial statements disclosure impacts of an IRS private letter ruling.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $2,391 in fiscal 2006 and $6,160 in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Services include: Compliance review.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $42,391 in fiscal 2006 and $6,160 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007